Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003859
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated November 12, 2014 to the Summary and

Statutory Prospectuses dated April 30, 2014

Important Notice to Investors

Effective November 12, 2014, Virtus Emerging Markets Opportunities Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VREMX in the row for Virtus Emerging Markets Opportunities Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Emerging Markets Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	The Example table is hereby revised to add the Class R6 row as shown below:
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VREMX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_ExpenseExampleNoRedemptionYear01	123
3 Years	rr_ExpenseExampleNoRedemptionYear03	384
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,466

[1]	Estimated for current fiscal year, as annualized.